UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Elliot Bossen
  Title:  Managing Member
  Phone:  (919) 969-9300


Signature, Place and Date of Signing:


  /s/ Elliot Bossen        Chapel Hill, North Carolina        August 13, 2009
---------------------     -----------------------------     -------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:   NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          85

Form 13F Information Table Value Total:    $573,024
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13-F File Number  Name
---  ---------------------  ----------------------------------------------------
 1.   028-12814             Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009
COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6      COL7        COLUMN 8

                                                             VALUE   SHRS OR    SH/  PUT/    INVESTMENT   OTHR    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000)  PRN AMT    PRN  CALL    DISCRETION   MNGR  SOLE     SHARED NONE
2020 CHINACAP ACQUIRCO INC    *W EXP 11/08/201  90212G117       700      90,000  SH        Shared-Defined   1       90,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7    21,215  34,185,000  PRN       Shared-Defined   1   34,185,000
ALBANY INTL CORP              NOTE 2.250% 3/1   012348AC2     9,013  12,693,000  PRN       Shared-Defined   1   12,693,000
ALPHA NATURAL RESOURCES INC   NOTE 2.375% 4/1   02076XAA0     5,567   7,000,000  PRN       Shared-Defined   1    7,000,000
ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201  02149U119       537      55,000  SH        Shared-Defined   1       55,000
AMERICAN INTL GROUP           UNIT 99/99/9999   26874115      2,272     239,226  SH        Shared-Defined   1      239,226
AMERICAN MED SYS HLDGS INC    NOTE 3.250% 7/0   02744MAA6     4,845   5,000,000  PRN       Shared-Defined   1    5,000,000
AMERICREDIT CORP              NOTE 2.125% 9/1   03060RAR2     5,630   9,500,000  PRN       Shared-Defined   1    9,500,000
ARVINMERITOR INC              NOTE 4.625% 3/0   043353AF8    13,973  29,489,000  PRN       Shared-Defined   1   29,489,000
ARVINMERITOR INC              NOTE 4.000% 2/1   043353AH4     1,616   4,000,000  PRN       Shared-Defined   1    4,000,000
BRISTOW GROUP INC             NOTE 3.000% 6/1   110394AC7     6,537   9,050,000  PRN       Shared-Defined   1    9,050,000
CAL DIVE INTL INC             NOTE 3.250%12/1   127914AB5    15,658  20,557,000  PRN       Shared-Defined   1   20,557,000
CAPITOL ACQUISITION CORP DEL  *W EXP 11/08/201  14055E112       365      37,500  SH        Shared-Defined   1       37,500
CARRIZO OIL & CO INC          NOTE 4.375% 6/0   144577AA1    12,331  16,926,000  PRN       Shared-Defined   1   16,926,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3       969   1,250,000  PRN       Shared-Defined   1    1,250,000
CELL THERAPEUTICS INC         NOTE 4.000% 7/0   150934AF4     1,469   1,900,000  PRN       Shared-Defined   1    1,900,000
CENTRAL EUROPEAN DIST CORP    NOTE 3.000% 3/1   153435AA0     4,981   7,250,000  PRN       Shared-Defined   1    7,250,000
CENTURY ALUM CO               NOTE 1.750% 8/0   156431AE8    12,279  16,805,000  PRN       Shared-Defined   1   16,805,000
CEPHALON INC                  COM               156708109     1,416      25,000  SH        Shared-Defined   1       25,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9    20,793  53,774,000  PRN       Shared-Defined   1   53,774,000
CHESAPEAKE ENERGY CORP        NOTE 2.250%12/1   165167CB1     5,596   9,056,000  PRN       Shared-Defined   1    9,056,000
CHINA MED TECHNOLOGIES INC    NOTE 4.000% 8/1   169483AC8     3,791   6,000,000  PRN       Shared-Defined   1    6,000,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1     2,510   5,000,000  PRN       Shared-Defined   1    5,000,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6    11,687   9,650,000  PRN       Shared-Defined   1    9,650,000
CONEXANT SYSTEMS INC          NOTE 4.000% 3/0   207142AH3     7,282  16,900,000  PRN       Shared-Defined   1   16,900,000
CROWN CASTLE INTL CORP        COM               228227104       420      17,500  SH        Shared-Defined   1       17,500
DIODES INC                    NOTE 2.250%10/0   254543AA9     4,341   5,000,000  PRN       Shared-Defined   1    5,000,000
DST SYS INC DEL               DBCV 8/1          233326AD9     4,484   5,000,000  PRN       Shared-Defined   1    5,000,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1   30033RAC2     2,265   5,432,000  PRN       Shared-Defined   1    5,432,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1   30225XAA1     3,494   3,750,000  PRN       Shared-Defined   1    3,750,000
FERRO CORP                    NOTE 6.500% 8/1   315405AL4    14,556  28,950,000  PRN       Shared-Defined   1   28,950,000
GLOBAL CONSUMER ACQST CORP    *W EXP 11/27/201  378983118     1,449     150,000  SH        Shared-Defined   1      150,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1    12,061  13,800,000  PRN       Shared-Defined   1   13,800,000
GOLDEN POND HEALTHCARE INC    *W EXP 11/06/201  38116J117       386      50,000  SH        Shared-Defined   1       50,000
GREENBRIER COS INC            NOTE 2.375% 5/1   393657AD3     2,327   4,216,000  PRN       Shared-Defined   1    4,216,000
GSI COMMERCE INC              NOTE 2.500% 6/0   36238GAD4     9,610  13,000,000  PRN       Shared-Defined   1   13,000,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5     3,671   4,800,000  PRN       Shared-Defined   1    4,800,000
HICKS ACQUISITION CO I INC    *W EXP 09/28/201  429086127       863     105,000  SH        Shared-Defined   1      105,000
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9    12,364  17,370,000  PRN       Shared-Defined   1   17,370,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1   440543AE6     8,011  10,000,000  PRN       Shared-Defined   1   10,000,000
HUMAN GENOME SCIENCES INC     NOTE 2.250%10/1   444903AK4     3,365   5,490,000  PRN       Shared-Defined   1    5,490,000
HUTCHINSON TECHNOLOGY INC     NOTE 3.250% 1/1   448407AF3     6,178  14,000,000  PRN       Shared-Defined   1   14,000,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8    10,783  13,000,000  PRN       Shared-Defined   1   13,000,000
INVERNESS MED INNOVATIONS IN  PFD CONV SER B    46126P304     9,323      41,501  SH        Shared-Defined   1       41,501
JAZZ TECHNOLOGIES INC         NOTE 8.000%12/3   47214EAA0     1,252   3,453,000  PRN       Shared-Defined   1    3,453,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1   482740AC1     4,139  11,000,000  PRN       Shared-Defined   1   11,000,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8    10,190  15,039,000  PRN       Shared-Defined   1   15,039,000
L-1 IDENTITY SOLUTIONS INC    NOTE 3.750% 5/1   50212AAB2     5,181   6,500,000  PRN       Shared-Defined   1    6,500,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250%12/1   52729NBF6    19,179  23,500,000  PRN       Shared-Defined   1   23,500,000
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2     2,678   6,750,000  PRN       Shared-Defined   1    6,750,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2     3,218   4,000,000  PRN       Shared-Defined   1    4,000,000
LIVE NATION INC               NOTE 2.875% 7/1   538034AB5    10,593  20,500,000  PRN       Shared-Defined   1   20,500,000
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1   549463AG2     4,744   5,000,000  PRN       Shared-Defined   1    5,000,000
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0     4,109   6,650,000  PRN       Shared-Defined   1    6,650,000
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2     5,203   7,800,000  PRN       Shared-Defined   1    7,800,000
MAXTOR CORP                   NOTE 2.375% 8/1   577729AE6    14,718  17,000,000  PRN       Shared-Defined   1   17,000,000
MEDAREX INC                   NOTE 2.250% 5/1   583916AG6     6,525   7,000,000  PRN       Shared-Defined   1    7,000,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2     9,438  11,000,000  PRN       Shared-Defined   1   11,000,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3    15,737  20,000,000  PRN       Shared-Defined   1   20,000,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6    26,122  44,500,000  PRN       Shared-Defined   1   44,500,000
MYLAN INC                     PFD CONV          628530206       912       5,184  SH        Shared-Defined   1        5,184
NASH FINCH CO                 FRNT 1.631% 3/1   631158AD4     9,505  25,000,000  PRN       Shared-Defined   1   25,000,000
NEWELL RUBBERMAID INC         NOTE 5.500% 3/1   651229AH9     3,536   2,500,000  PRN       Shared-Defined   1    2,500,000
NOVAMED INC DEL               NOTE 1.000% 6/1   66986WAA6     7,467  10,140,000  PRN       Shared-Defined   1   10,140,000
OVERTURE ACQUISITION CORP     *W EXP 01/30/201  G6830P118     1,841     190,000  SH        Shared-Defined   1      190,000
PIER 1 IMPORTS INC            NOTE 6.375% 2/1   720279AH1     2,259   3,600,000  PRN       Shared-Defined   1    3,600,000
PIER 1 IMPORTS INC            COM               720279108       984     494,349  SH        Shared-Defined   1      494,349
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4    19,768  20,000,000  PRN       Shared-Defined   1   20,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307    16,815     356,992  SH        Shared-Defined   1      356,992
RICHARDSON ELECTRS LTD        NOTE 7.750%12/1   763165AE7     1,423   1,640,000  PRN       Shared-Defined   1    1,640,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5    12,697  20,100,000  PRN       Shared-Defined   1   20,100,000
SCHOOL SPECIALTY INC          SDCV 3.750%11/3   807863AL9     4,944   6,000,000  PRN       Shared-Defined   1    6,000,000
SONIC AUTOMOTIVE INC          NOTE 4.250%11/3   83545GAK8     9,135  10,500,000  PRN       Shared-Defined   1   10,500,000
SPDR TR                       UNIT SER 1        78462F103       368     400,000  SH   PUT  Shared-Defined   1      400,000
SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1   86800CAE4     5,955   8,000,000  PRN       Shared-Defined   1    8,000,000
THERAVANCE INC                NOTE 3.000% 1/1   88338TAA2     8,829  11,850,000  PRN       Shared-Defined   1   11,850,000
TRICO MARINE SERVICES INC     NOTE 3.000% 1/1   896106AQ4       772   3,000,000  PRN       Shared-Defined   1    3,000,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6     4,410   8,000,000  PRN       Shared-Defined   1    8,000,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1   87305RAC3     5,468   7,514,000  PRN       Shared-Defined   1    7,514,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2     7,648   8,000,000  PRN       Shared-Defined   1    8,000,000
USEC INC                      NOTE 3.000%10/0   90333EAC2    10,241  16,000,000  PRN       Shared-Defined   1   16,000,000
WESTERN REFNG INC             NOTE 5.750% 6/1   959319AC8     3,394   3,750,000  PRN       Shared-Defined   1    3,750,000
WRIGHT MED GROUP INC          NOTE 2.625%12/0   98235TAA5     3,785   5,000,000  PRN       Shared-Defined   1    5,000,000
XL CAP LTD                    CL A              G98255105        27     222,500  SH  CALL  Shared-Defined   1      222,500
YELLOW ROADWAY CORP           NOTE 5.000% 8/0   985577AA3     4,835  18,300,000  PRN       Shared-Defined   1   18,300,000





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